August 25, 2016

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard World Fund (the “Trust”)
File No. 2-17620

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement filed on August 10, 2016, filed pursuant to Rule 497(e), for the
Vanguard Financials Index Fund, series of the above mentioned Trust.

If you have any questions or comments concerning the foregoing, please contact me at
(610) 669-2153.

Sincerely,

Jaliya Faulkner
Associate Counsel
The Vanguard Group, Inc.